Revenue - Schedule of Reconciliation of Contract Assets and Contract Liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Contract Assets
Contract Assets
Beginning balance asset	$ 90,014
Contract asset additions	5,474
Amounts transferred to trade receivables	(19,098)
Foreign currency adjustment	2,344
Ending balance asset	78,734
Contract Liabilities
Foreign currency adjustment	2,344
Contract Liabilities
Contract Assets
Foreign currency adjustment	8,307
Contract Liabilities
Beginning balance liabilities	96,701
Derecognition of contract liability	(4,157)
Customer prepayments	40,319
Revenue recognized	(67,923)
Foreign currency adjustment	8,307
Ending balance liabilities	$ 73,247